DEBT - Convertible Senior Notes (Details)					12 Months Ended
	May 12, 2020 USD ($) $ / shares	May 12, 2020 CNY (¥)	Nov. 03, 2017 USD ($) $ / shares	Nov. 03, 2017 CNY (¥)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	May 12, 2020 CNY (¥)	Nov. 03, 2017 CNY (¥)
Debt Instrument [Line Items]
Amount converted						¥ 0	¥ 0
Note repurchased					$ 0	0
Convertible senior notes | 2022 Notes
Debt Instrument [Line Items]
Aggregate principal amount			$ 475,000,000		$ 475,000,000			¥ 3,027,000,000
Fixed interest rate (as a percent)			0.375%							0.375%
Initial conversion rate per ADS			5.4869	5.4869
Increment used for debt conversion | $			$ 1,000
Initial conversion price | $ / shares			$ 182.25
Repurchase price as a percentage of principal amount			100.00%	100.00%
Proceeds from issuance of debt			$ 467,000,000	¥ 3,093,000,000
Debt issuance costs			$ 8,000,000							¥ 54,000,000
Amount converted						¥ 40,000.00	¥ 60,000.00
Number of shares converted | shares					134	134	202
Note repurchased						¥ 0	¥ 40,000.00
Beneficial conversion feature						¥ 0
Convertible senior notes | 2026 Notes
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 450,000,000
Additional aggregate maximum amount of notes to purchase | $	$ 50,000,000
Fixed interest rate (as a percent)	3.00%								3.00%
Initial conversion rate per ADS	41.72	41.72
Increment used for debt conversion | $	$ 1,000
Initial conversion price | $ / shares	$ 23.971
Repurchase price as a percentage of principal amount	100.00%	100.00%
Proceeds from issuance of debt	$ 493,000,000	¥ 3,499,000,000
Debt issuance costs	$ 7,000,000								¥ 49,000,000
Beneficial conversion feature		¥ 0